UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2014 to December 31, 2015

Date of Report (Date of earliest event reported) February 12, 2016

25 Capital Loan Transferor LLC

Commission File Number of securitizer:        Not Applicable

Central Index Key Number of securitizer:    0001665515

                       Christopher LaBate (704) 426-8708
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:         Not applicable

                                                           Not applicable
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):       Not applicable
Central Index Key Number of underwriter (if applicable):       Not applicable

Not applicable

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2016	25 CAPITAL LOAN TRANSFEROR LLC
(Securitizer)

	By:	/s/ Scott Shultz
	Name:	Scott Shultz
	Title:	Managing Director
(senior officer in charge of securitization)